Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 5,828	$ 4,852	$ 40,606
Cash held in banks	14,508,921	8,989,488	20,273,429
Cash and cash equivalents	$ 14,514,749	$ 8,994,340	$ 20,314,035